Material Cybersecurity Incident Disclosure	6 Months Ended
Jul. 08, 2026
Material Cybersecurity Incident [Line Items]
Material Cybersecurity Incident Nature [Text Block]
As part of the company's ongoing monitoring, an unusual activity was detected in relation to one of Nayax's subsidiaries, in one of the company's cloud accounts, which was immediately blocked and contained.

The company is working with leading subject matter experts and law enforcement agencies in Israel and the United States to investigate the matter.

The investigation is ongoing, and the scope of the information involved in the event is still being determined. At this time the company does not believe there is exposure of material information.

The company's production environment and its core systems have not been affected by the event. The company's business activity continues as normal, without impact to the company’s business operations.

The company will keep its customers, investors, partners and other relevant parties updated on material developments in the investigation as it deems appropriate.

Material Cybersecurity Incident Scope [Text Block]	As part of the company's ongoing monitoring, an unusual activity was detected in relation to one of Nayax's subsidiaries, in one of the company's cloud accounts, which was immediately blocked and contained.
Material Cybersecurity Incident Information Not Available or Undetermined [Text Block]
The company is working with leading subject matter experts and law enforcement agencies in Israel and the United States to investigate the matter.

The investigation is ongoing, and the scope of the information involved in the event is still being determined. At this time the company does not believe there is exposure of material information.